EMPLOYEE BENEFIT PLANS (Details 7) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Fair value of assets as of January 1	$ 5,565
Fair value assets at the end of the year	4,765	$ 5,565
Plan assets [member]
Disclosure of employee benefit plans [Line Items]
Fair value of assets as of January 1	5,565	6,087
Interest income on plan assets	123	209
Return on plan assets greater/(less) than discount rate	(58)	130
Benefits paid	(825)	(584)
Foreign currency translation effect	(40)	(277)
Fair value assets at the end of the year	$ 4,765	$ 5,565